Foreign currency forward contracts (Tables)	12 Months Ended
Dec. 31, 2015
Foreign currency forward contracts
Schedule of outstanding notional balances and the estimated fair value of the Group's foreign-currency forward exchange contracts

	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2014	2014	2015	2015
	RMB	RMB	RMB	RMB
	Notional Amount	Estimate fair value	Notional Amount	Estimate fair value
Foreign exchange forward contracts not designated as hedging instruments, recorded in other current assets	192,201	5,541	100,741	960